Grant revenue - Grant revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Government Grants [Line Items]
Grant revenue	$ 6,619	$ 440
ARENA grant
Government Grants [Line Items]
Grant revenue	6,619	0
R&D tax credit recoveries
Government Grants [Line Items]
Grant revenue	$ 0	$ 440